Borrowings - Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term borrowings
Unsecured bank loans	$ 310,659	$ 185,243	[1]
Unsecured debt
Long-term borrowings
Unsecured bank loans	5,587	0
Unsecured debt
Short-term borrowings
Unsecured bank loans	$ 310,659	$ 185,243

[1]	Restated (refer to Note 2(c))